Impact of Derivative Instruments on Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	$ 27,602	[1],[2]	$ 33,305	[1],[2]
Asset derivatives fair value, effect of master netting agreements	(22,311)	[1],[3]	(26,047)	[1],[3]
Asset derivatives fair value, fair value after effect of master netting agreements	5,291	[1]	7,258	[1]
Liability derivatives fair value	28,090	[1],[2]	32,444	[1],[2]
Liability derivatives fair value, effect of master netting agreements	(20,990)	[1],[3]	(25,009)	[1],[3]
Liability derivatives fair value, fair value after effect of master netting agreements	7,100	[1]	7,435	[1]
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	989	[1]	1,600	[1]
Liability derivatives fair value	704	[1]	319	[1]
Designated as Hedging Instrument | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	19,679	[1]	18,281	[1]
Asset derivatives fair value	928	[1]	965	[1]
Liability derivatives fair value	343	[1]	298	[1]
Designated as Hedging Instrument | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	16,805	[1]	14,160	[1]
Asset derivatives fair value	61	[1]	635	[1]
Liability derivatives fair value	361	[1]	21	[1]
Nondesignated
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	26,613	[1],[4]	31,705	[1],[4]
Liability derivatives fair value	27,386	[1],[4]	32,125	[1],[4]
Nondesignated | Interest Rate Contract
Derivatives, Fair Value [Line Items]
Notional value	796,155	[4]	975,308	[4]
Asset derivatives fair value	22,789	[1],[4]	26,652	[1],[4]
Liability derivatives fair value	23,341	[1],[4]	27,440	[1],[4]
Nondesignated | Foreign Exchange Contract
Derivatives, Fair Value [Line Items]
Notional value	359,204	[4]	379,235	[4]
Asset derivatives fair value	3,513	[1],[4]	4,632	[1],[4]
Liability derivatives fair value	3,632	[1],[4]	4,355	[1],[4]
Nondesignated | Equity Contract
Derivatives, Fair Value [Line Items]
Notional value	11,375	[4]	8,205	[4]
Asset derivatives fair value	311	[1],[4]	418	[1],[4]
Liability derivatives fair value	413	[1],[4]	330	[1],[4]
Nondesignated | Credit Risk Contract
Derivatives, Fair Value [Line Items]
Notional value	166	[4]	333	[4]
Asset derivatives fair value			$ 3	[1],[4]

[1]	The fair value of asset derivatives and liability derivatives designated as hedging instruments is recorded as other assets and other liabilities, respectively, on the balance sheet.
[2]	Fair values are on a gross basis, before consideration of master netting agreements, as required by ASC 815.
[3]	Master netting agreements are reported net of cash collateral received and paid of $1,452 million and $131 million, respectively, at Dec. 31, 2012, and $1,269 million and $231 million, respectively, at Dec. 31, 2011.
[4]	The fair value of asset derivatives and liability derivatives not designated as hedging instruments is recorded as trading assets and trading liabilities, respectively, on the balance sheet.